Share-Based Compensation - share-based compensation expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation
Share-based compensation expenses arising from stock options granted by the Company	$ 0	$ 69	$ 2,876